Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Schedule of authorized shares
	31/12/2017	31/12/2018
Authorized
Ordinary shares	200,000,000	200,000,000

Schedule of share capital

	Note	No. of shares	US$’000
At Reebonz Limited:
At 1 January 2017		10,564,037	12,876
Issuance of new ordinary shares		202,572	1,605
At 31 December 2017		10,766,609	14,481

At Reebonz Holding Limited:
At inception		1	n.m.*
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited		6,029,033	14,481
Changes in equity due to business combination
Convertible preference shares	i)	11,289,261	57,914
a) Convertible loan	ii)	178,726	917
b) Ordinary shares issued on recapitalization with DOTA	iii)	1,796,959	9,218
c) Backstop shares	iii)	1,847,780	—
At 31 December 2018		21,141,760	82,530

*	not meaningful